Related party transactions - Summary of Due From Related Party (Details) - CNY (¥)		Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Amounts due from related parties		¥ 279,845	¥ 111,341
Zheng Nan [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[1]	79,845	111,341
Chongqing Zijin Huangcheng [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[2]	¥ 200,000	¥ 0

[1]	The balance represented the travel service payments received through the platform fund account on Zelle, a digital payment platform, held by Mr. Zheng Nan, the Chief Executive Officer of the Group.
[2]	The balance represented the prepayments to Chongqing Zijin Huangcheng for marketing services.